10. Stock Options (Details-Option activity) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock Options
Number of Options outstanding beginning balance	1,373,554
Number of Options Granted	0
Number of Options Exercised	0
Number of Options Cancelled	79,509
Number of Options Expired	0
Number of Options outstanding ending balance	1,294,045	1,373,554
Number of Options exercisable	1,070,869	452,535
Exercise Price Per Share
Exercise price per share, range	$2.82-$12-00	$2.82-$12-00
Exercise price per share, exercisable	$2.82-$6.00
Exercise prices at period end	$2.82-$6.00
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	2 years 11 months 26 days	3 years 11 months 26 days
Weighted average remaining contractual life, exercisable	2 years 11 months 16 days	3 years 11 months 12 days
Aggregate Intrinsic Value
Aggregate intrinsic value, options outstanding	$ 0	$ 280,642
Aggregate intrinsic value, exercisable	$ 0	$ 263,375
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price per Share beginning balance	$ 8.14
Weighted Average Exercise Price per Share ending balance	8.14	$ 8.14
Weighted Average Exercise Price per Share Exercisable	$ 7.44	$ 5.29